Basis of Presentation and Summary of Significant Accounting Policies - Advertising costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Advertising expense	$ 5.1	$ 4.8	$ 6.9
Salaries and related costs
Property, Plant and Equipment [Line Items]
Advertising expense	$ 3.2	$ 2.3	$ 4.6